Trading Advisors (Details)	2 Months Ended	10 Months Ended	12 Months Ended	5 Months Ended	9 Months Ended		7 Months Ended	11 Months Ended	6 Months Ended	5 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2014	Dec. 31, 2014	May 30, 2013	Sep. 30, 2013	Oct. 09, 2012	Aug. 07, 2014	Nov. 30, 2013	Jun. 27, 2013	May 31, 2012	May 31, 2014	May 31, 2014	Dec. 31, 2014	Oct. 30, 2012	Oct. 30, 2012	Dec. 31, 2011
Aventis [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name			Aventis
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.125%	0.1042%	0.1042%
Management fee, annual basis (in hundredths)	1.50%	1.25%	1.25%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)			20.00%
Blenheim [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name			Blenheim
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.25%	0.1667%	0.1667%
Management fee, annual basis (in hundredths)	3.00%	2.00%	2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)	15.00%		20.00%
PGR [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name			PGR Capital L.P.
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)			0.0833%
Management fee, annual basis (in hundredths)			1.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)			20.00%
Blackwater [Member]
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | C-View [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)				0.1667%
Management fee, annual basis (in hundredths)				2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)				20.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Krom River [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)			0.0833%		0.1667%
Management fee, annual basis (in hundredths)			1.00%		2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)			20.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name			Cambridge
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)			0.125%
Management fee, annual basis (in hundredths)			1.50%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)			15.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Flintlock [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)						0.125%
Management fee, annual basis (in hundredths)						1.50%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)						20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Altis [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name			Altis Partners (Jersey) Limited
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)			0.1042%
Management fee, annual basis (in hundredths)			1.25%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)			20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | EMC [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name			EMC Capital Advisors, LLC
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)			0.1667%
Management fee, annual basis (in hundredths)			2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)			20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Graham [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name			Graham Capital Management, L.P. ("Graham")
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)			0.1667%
Management fee, annual basis (in hundredths)			2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)			20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Northfield [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)			0.0833%				0.0833%	0.1667%
Management fee, annual basis (in hundredths)			1.00%				1.00%	2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)							20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Rabar [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name			Rabar Market Research, Inc. ("Rabar")
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)			0.1667%
Management fee, annual basis (in hundredths)			2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)			20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Sunrise Capital [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)									0.1667%
Management fee, annual basis (in hundredths)									2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)									20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Aspect [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name			Aspect Capital Limited (“Aspect”)
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)			0.125%							0.1667%
Management fee, annual basis (in hundredths)			1.50%							2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)			20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name			Blackwater Capital Management LLC
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)			0.0625%					0.1042%
Management fee, annual basis (in hundredths)			0.75%					1.25%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)			20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Campbell [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name			Campbell
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)			0.1667%								0.1667%	0.1667%	0.125%
Management fee, annual basis (in hundredths)			2.00%								2.00%	2.00%	1.50%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)			20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Chesapeake [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)			0.0833%							0.1667%					0.1667%
Management fee, annual basis (in hundredths)			1.00%							2.00%					2.00%
Temporarily reduced management fee, annual basis (in hundredths)														1.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)															19.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | JWH [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)															0.1667%
Management fee, annual basis (in hundredths)															2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)															20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Rotella [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)			0.0833%
Management fee, annual basis (in hundredths)			1.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)			20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Winton [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name			Winton Capital Management Limited
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)			0.125%													0.1667%
Management fee, annual basis (in hundredths)			1.50%													2.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)			20.00%